Organization and Description of Business - Additional Information (Detail) (USD $)	0 Months Ended		9 Months Ended		0 Months Ended		12 Months Ended		0 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended	9 Months Ended		0 Months Ended		9 Months Ended	0 Months Ended
	May 09, 2014	Apr. 21, 2014	Sep. 30, 2014 Property	Apr. 21, 2014 Property	Jan. 02, 2014 Predecessor [Member]	Apr. 21, 2014 Washington Group Plaza [Member]	Dec. 31, 2013 Washington Group Plaza [Member] Predecessor [Member]	Apr. 21, 2014 Cherry Creek [Member]	Jan. 02, 2014 Cherry Creek [Member] Predecessor [Member]	Sep. 30, 2014 Cherry Creek [Member] Predecessor [Member]	Dec. 31, 2013 Cherry Creek [Member] Predecessor [Member] Building Property	Dec. 31, 2012 Cherry Creek [Member] Predecessor [Member]	Jan. 02, 2014 Cherry Creek [Member] Predecessor [Member]	Apr. 21, 2014 Corporate Parkway [Member]	Dec. 31, 2013 Corporate Parkway [Member] Predecessor [Member]	Apr. 21, 2014 AmberGlen [Member]	Dec. 31, 2013 AmberGlen [Member] Predecessor [Member]	Apr. 21, 2014 Central Fairwinds [Member]	Dec. 31, 2013 Central Fairwinds [Member] Predecessor [Member]	Apr. 21, 2014 City Center Property [Member]	Dec. 31, 2013 City Center Property [Member] Predecessor [Member]	Sep. 30, 2014 Non-Recourse Mortgage Loan [Member]	Apr. 21, 2014 Non-Recourse Mortgage Loan [Member]	May 09, 2014 Common Units [Member]	Apr. 21, 2014 Common Units [Member]	Sep. 30, 2014 Common Units [Member]	May 09, 2014 Common Stock [Member]	Apr. 21, 2014 Common Stock [Member]
Business Description And Basis Of Presentation [Line Items]
Number of properties acquired			6								5
Unconsolidated investment ownership percentage											42.30%
Number of buildings acquired											3
Percent of ownership interest acquired in properties			71.60%			100.00%	89.90%	100.00%		100.00%			57.70%	100.00%	100.00%	76.00%	85.00%	90.00%	90.00%	95.00%	90.00%
Date acquired							2013-06			2014-01					2013-05		2009-12		2012-05		2010-12
Company formation date			Nov. 26, 2013
Operation commencement date			Apr. 21, 2014
Common stock issued in IPO, shares		5,800,000	5,800,000
Common stock issued in IPO, price per share				$ 12.50
Shares issued to underwriters under overallotment option	782,150		782,150
IPO Closed date			Apr. 21, 2014
Gross proceeds from IPO	$ 9,800,000	$ 72,500,000
Net proceeds from IPO	9,100,000	63,400,000	63,400,000
Underwriting discounts	700,000	5,100,000
Other expenses relating to IPO		4,000,000
Purchase consideration, units issued																									3,731,209	3,251,904		1,610,765
Purchase consideration, cash paid		19,400,000			12,000,000				12,000,000	12,020,893
Previously issued number of redeemable shares																								479,305			248,095
Common stock redemption value, in cash	9,100,000
Non-recourse mortgage loan, amount																							$ 95,000,000
Number of properties in which loan refinanced				3
Non-recourse mortgage loan, interest rate																							4.34%
Non-recourse mortgage loan, maturity date											Aug. 01, 2013	Jul. 22, 2014										May 06, 2021